Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
A summary of the Group’s RSU activity under the 2019 Plan for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2022	35,995,906	59.72
Granted (i)	15,177,322	39.31
Vested	(11,276,824)	55.66
Forfeited	(10,701,587)	51.52

Outstanding as of December 31, 2023 (i)	29,194,817	54.42

Expected to vest as of December 31, 2023 (i)	24,487,867

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2023	29,194,817	54.42
Granted (i)	17,812,098	31.01
Vested	(9,466,806)	55.93
Forfeited	(6,274,291)	60.27

Outstanding as of December 31, 2024 (i)	31,265,818	40.07

Expected to vest as of December 31, 2024 (i)	25,950,949

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2024	31,265,818	40.07
Granted (i)	5,121,904	59.37
Vested	(10,575,870)	48.59
Forfeited	(4,133,306)	43.59

Outstanding as of December 31, 2025 (i)	21,678,546	40.45

Expected to vest as of December 31, 2025 (i)	18,454,254